Capital Management	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Capital Management	Capital Management
The Company’s objective when managing capital is to provide sufficient capacity to cover normal operating and capital expenditures, acquisition growth, payment of dividends, and opportunistic share repurchases under its NCIB program, while maintaining an adequate return for shareholders. The Company defines its capital as cash, the aggregate of long-term debt (including the current portion) and shareholders’ equity.

	December 31, 2020	December 31, 2019
	$	$
Current portion of long-term debt	46.6	46.9
Non-current portion of long-term debt	634.2	814.0
Long-term debt	680.8	860.9
Bank indebtedness	4.7	19.5
Less: cash and deposits	(289.5)	(223.5)
Net debt	396.0	656.9
Shareholders’ equity	1,928.5	1,875.5
Total capital managed	2,324.5	2,532.4

The Company manages its capital structure to maintain the flexibility to adjust to changes in economic conditions and acquisition growth and to respond to interest rate, foreign exchange, credit, and other risks. To maintain or adjust its capital structure, the Company may purchase shares for cancellation pursuant to NCIB, issue new shares, or raise or retire debt.

The Company is subject to various covenants related to its credit facilities (measured quarterly) and senior unsecured notes. The financial covenants include but are not limited to a leverage ratio and an interest coverage ratio (non-IFRS measures). The leverage ratio is calculated as the aggregate amount of indebtedness, less unencumbered cash of up to $150.0 Canadian dollars, to EBITDA (on a pre-IFRS 16 basis). The interest coverage ratio is calculated as EBITDA to interest expense (pre-IFRS 16 basis). Failure to meet the terms of one or more of these covenants may constitute a default, potentially resulting in accelerating the repayment of these debt obligations.

The Company was in compliance with the covenants under these agreements as at and throughout the year ended December 31, 2020.